Concentrations (Schedule of Accounts Receivable) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 544,754	$ 2,240,058
Allowance for doubtful accounts	(480,076)	(2,172,972)	(4,416,706)	(2,437,179)
Accounts receivable, net of allowance for doubtful accounts	$ 64,678	$ 67,086